Prospectus Supplement

February 7, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 7, 2011 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2010 of:

Emerging Markets Portfolio

Effective immediately, Scott Piper will no longer serve as a portfolio manager for the Emerging Markets Portfolio (the "Portfolio"). Accordingly, effective immediately, all references to Mr. Piper will be removed from the Portfolio's prospectus.

Please retain this supplement for future reference.

  MSIGLINSPT 2/11

Statement of Additional Information Supplement

February 7, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 7, 2011 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2010 of:

Emerging Markets Portfolio

Effective immediately, Scott Piper will no longer serve as a portfolio manager for the Emerging Markets Portfolio (the "Portfolio"). Accordingly, effective immediately, all references to Mr. Piper will be removed from the Portfolio's statement of additional information.

Please retain this supplement for future reference.